Schedule of Investments (unaudited) July 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Spirit AeroSystems Holdings Inc., Class A	14,355	$280,927

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	18,317	1,716,669
Echo Global Logistics Inc.(a)	3,165	79,331
Expeditors International of Washington Inc.	23,050	1,947,956
United Parcel Service Inc., Class B	94,944	13,554,205

		17,298,161

Airlines — 0.1%
Delta Air Lines Inc.	21,696	541,749
Southwest Airlines Co.	19,458	601,058

		1,142,807

Auto Components — 0.2%
Aptiv PLC	36,413	2,831,111
Autoliv Inc.	11,074	720,142
BorgWarner Inc.	28,027	1,025,788

		4,577,041

Automobiles — 1.4%
Harley-Davidson Inc.(b)	20,339	529,424
Tesla Inc.(a)	19,965	28,565,124

		29,094,548

Banks — 1.4%
Bank of Hawaii Corp.	5,361	303,593
Cathay General Bancorp.	10,229	247,337
CIT Group Inc.	13,077	248,071
Citizens Financial Group Inc.	58,038	1,439,923
Comerica Inc.	19,189	739,160
First Republic Bank/CA	23,144	2,603,237
Heartland Financial USA Inc.	4,126	128,896
International Bancshares Corp.	7,309	222,340
KeyCorp	131,690	1,581,597
M&T Bank Corp.	17,711	1,876,481
Old National Bancorp./IN	18,107	253,317
People’s United Financial Inc.	60,843	656,496
PNC Financial Services Group Inc. (The)	58,598	6,250,649
Regions Financial Corp.	129,992	1,411,713
Signature Bank/New York NY	7,247	743,035
SVB Financial Group(a)	7,014	1,573,030
Truist Financial Corp.	181,644	6,804,384
Umpqua Holdings Corp.	29,388	318,860
Zions Bancorp. N.A	22,392	727,068

		28,129,187

Beverages — 2.5%
Coca-Cola Co. (The)	551,593	26,057,254
PepsiCo Inc.	188,055	25,887,651

		51,944,905

Biotechnology — 3.5%
AbbVie Inc.	239,032	22,686,527
Amgen Inc.	79,822	19,530,049
Biogen Inc.(a)	23,560	6,471,696
BioMarin Pharmaceutical Inc.(a)	24,418	2,925,521
Gilead Sciences Inc.	171,015	11,890,673
Vertex Pharmaceuticals Inc.(a)	35,064	9,537,408

		73,041,874

Building Products — 0.8%
Allegion PLC	12,575	1,250,709
AO Smith Corp.	18,455	888,424

Security	Shares	Value

Building Products (continued)
Builders FirstSource Inc.(a)	15,205	$360,206
Fortune Brands Home & Security Inc.	19,006	1,453,959
Johnson Controls International PLC	103,149	3,969,174
Lennox International Inc.	4,710	1,262,939
Masco Corp.	37,711	2,155,561
Owens Corning	14,683	887,881
Trane Technologies PLC	32,157	3,597,404

		15,826,257

Capital Markets — 3.5%
Ameriprise Financial Inc.	16,733	2,570,691
Bank of New York Mellon Corp. (The)	108,280	3,881,838
BlackRock Inc.(c)	20,626	11,860,156
Charles Schwab Corp. (The)	156,652	5,193,014
CME Group Inc.	48,443	8,050,258
E*TRADE Financial Corp.	30,031	1,524,674
FactSet Research Systems Inc.	5,144	1,781,367
Franklin Resources Inc.	40,458	851,641
Intercontinental Exchange Inc.	74,900	7,248,822
Invesco Ltd.	51,085	512,893
Legg Mason Inc.	11,661	582,933
Moody’s Corp.	22,823	6,420,110
Northern Trust Corp.	26,992	2,114,823
S&P Global Inc.	32,982	11,551,946
State Street Corp.	47,801	3,049,226
T Rowe Price Group Inc.	31,886	4,403,457
TD Ameritrade Holding Corp.	36,705	1,317,342

		72,915,191

Chemicals — 2.3%
Air Products & Chemicals Inc.	29,863	8,559,632
Albemarle Corp.	14,420	1,189,073
Axalta Coating Systems Ltd.(a)	28,725	637,695
Ecolab Inc.	34,496	6,453,511
HB Fuller Co.	7,109	322,322
International Flavors & Fragrances Inc.	11,600	1,461,020
Linde PLC	72,209	17,699,148
Minerals Technologies Inc.	4,616	216,398
Mosaic Co. (The)	48,421	652,231
PPG Industries Inc.	31,818	3,425,208
Sherwin-Williams Co. (The)	11,236	7,280,029

		47,896,267

Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	11,325	73,839
Copart Inc.(a)	28,562	2,663,406
Deluxe Corp.	6,047	170,707
HNI Corp.	5,373	159,578
Interface Inc.	8,491	67,758
Knoll Inc.(b)	7,143	83,645
Steelcase Inc., Class A	10,637	114,135
Tetra Tech Inc.	7,330	649,805

		3,982,873

Communications Equipment — 1.5%
Cisco Systems Inc.	573,940	27,032,574
CommScope Holding Co. Inc.(a)	27,026	250,801
F5 Networks Inc.(a)	8,228	1,118,185
Motorola Solutions Inc.	23,022	3,218,476
Plantronics Inc.	4,743	94,813

		31,714,849

Construction & Engineering — 0.1%
Emcor Group Inc.	7,596	520,326

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Granite Construction Inc.	6,534	$110,817
Quanta Services Inc.	19,350	773,419

		1,404,562

Consumer Finance — 0.5%
Ally Financial Inc.	50,925	1,023,592
American Express Co.	92,861	8,665,789

		9,689,381

Containers & Packaging — 0.4%
Amcor PLC(a)	217,797	2,243,309
Avery Dennison Corp.	11,311	1,281,989
Ball Corp.	43,954	3,236,333
Sealed Air Corp.	21,019	749,958
Sonoco Products Co.	13,685	708,062

		8,219,651

Distributors — 0.1%
LKQ Corp.(a)	39,622	1,116,944
Pool Corp.	5,435	1,721,265

		2,838,209

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	56,863	1,163,417
Voya Financial Inc.	17,970	887,718

		2,051,135

Diversified Telecommunication Services — 1.7%
CenturyLink Inc.	125,828	1,214,240
Liberty Global PLC, Class A(a)	22,043	515,916

Liberty Global PLC, Class C, NVS(a)	56,452	1,284,848
Verizon Communications Inc.	559,731	32,173,338

		35,188,342

Electric Utilities — 0.6%
Alliant Energy Corp.	33,273	1,791,751
Eversource Energy	44,696	4,025,769
FirstEnergy Corp.	72,946	2,115,434
OGE Energy Corp.	27,154	893,366
PPL Corp.	104,253	2,775,215

		11,601,535

Electrical Equipment — 0.5%
Acuity Brands Inc.	5,460	541,086
Eaton Corp. PLC	55,906	5,206,526
Rockwell Automation Inc.	15,683	3,421,090
Sensata Technologies Holding PLC(a)	21,429	813,873

		9,982,575

Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	23,402	1,564,892
Corning Inc.	103,683	3,214,173
Flex Ltd.(a)	68,433	786,295
Itron Inc.(a)	4,958	344,879
Keysight Technologies Inc.(a)	25,497	2,546,895
TE Connectivity Ltd.	45,128	4,019,551
Trimble Inc.(a)	33,826	1,505,595

		13,982,280

Energy Equipment & Services — 0.3%
Baker Hughes Co.	88,735	1,374,505
Core Laboratories NV(b)	6,211	132,481
National Oilwell Varco Inc.	51,512	592,903
Schlumberger Ltd.	187,459	3,400,506
TechnipFMC PLC	58,357	468,607

		5,969,002

Security	Shares	Value

Entertainment — 1.6%
Electronic Arts Inc.(a)	39,174	$5,547,822
Walt Disney Co. (The)	244,343	28,573,470

		34,121,292

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.	59,938	15,667,194
AvalonBay Communities Inc.	18,980	2,906,218
Boston Properties Inc.	19,968	1,778,949
Corporate Office Properties Trust	14,786	391,533
Digital Realty Trust Inc.	35,521	5,702,541
Duke Realty Corp.	50,015	2,010,103
Equinix Inc.	11,575	9,091,931
Equity Residential	50,198	2,692,119
Federal Realty Investment Trust	9,757	744,459
Healthpeak Properties Inc.	68,707	1,875,014
Host Hotels & Resorts Inc.	95,845	1,033,209
Iron Mountain Inc.	38,940	1,097,719
Macerich Co. (The)(b)	13,878	105,889
PotlatchDeltic Corp.	9,013	385,846
Prologis Inc.	99,884	10,529,771
SBA Communications Corp.	15,130	4,713,600
Simon Property Group Inc.	41,402	2,581,415
UDR Inc.	40,006	1,448,217
Vornado Realty Trust	22,042	760,890
Weyerhaeuser Co.	101,226	2,815,095

		68,331,712

Food & Staples Retailing — 0.4%
Kroger Co. (The)	108,126	3,761,703
Sysco Corp.	65,236	3,447,723
United Natural Foods Inc.(a)	7,653	151,912

		7,361,338

Food Products — 1.8%
Archer-Daniels-Midland Co.	75,256	3,223,215
Bunge Ltd.	19,408	843,084
Campbell Soup Co.	24,578	1,218,331
Darling Ingredients Inc.(a)	22,367	624,710
General Mills Inc.	81,809	5,176,055
Hain Celestial Group Inc. (The)(a)(b)	11,339	385,299
Hormel Foods Corp.	39,936	2,031,145
Ingredion Inc.	9,156	791,994
JM Smucker Co. (The)	15,484	1,693,175
Kellogg Co.	34,831	2,402,991
Kraft Heinz Co. (The)	90,603	3,114,931
Lamb Weston Holdings Inc.	19,834	1,191,627
McCormick & Co. Inc./MD, NVS(b)	16,670	3,248,983
Mondelez International Inc., Class A	193,816	10,754,850

		36,700,390

Gas Utilities — 0.2%
Atmos Energy Corp.	16,603	1,759,752
New Jersey Resources Corp.	12,977	403,066
Northwest Natural Holding Co.	4,067	217,544
UGI Corp.	28,227	941,088

		3,321,450

Health Care Equipment & Supplies — 2.0%
ABIOMED Inc.(a)	6,117	1,834,733
Align Technology Inc.(a)	10,164	2,986,386
Becton Dickinson and Co.	36,660	10,313,924
Cooper Companies Inc. (The)	6,676	1,888,841
Dentsply Sirona Inc.	30,197	1,346,786
Edwards Lifesciences Corp.(a)	84,904	6,657,323

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic Inc.(a)	35,751	$2,494,705
IDEXX Laboratories Inc.(a)	11,518	4,581,284
ResMed Inc.	19,512	3,951,375
Varian Medical Systems Inc.(a)(b)	12,311	1,757,026
West Pharmaceutical Services Inc.	10,026	2,695,691

		40,508,074

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	20,968	2,100,784
Cardinal Health Inc.	39,621	2,164,099
Centene Corp.(a)	79,359	5,178,175
Cigna Corp.(a)	50,386	8,701,158
DaVita Inc.(a)(b)	11,939	1,043,349
HCA Healthcare Inc.	36,577	4,632,111
Henry Schein Inc.(a)(b)	19,468	1,338,036
Humana Inc.	17,882	7,017,791
Laboratory Corp. of America Holdings(a)	13,201	2,546,737
MEDNAX Inc.(a)	11,682	233,406
Patterson Companies Inc.	12,028	319,464
Quest Diagnostics Inc.	18,119	2,302,381
Select Medical Holdings Corp.(a)(b)	14,369	273,586

		37,851,077

Health Care Technology — 0.2%
Cerner Corp.	42,073	2,921,970
Teladoc Health Inc.(a)	9,558	2,271,267

		5,193,237

Hotels, Restaurants & Leisure — 2.2%
Aramark	30,826	651,045
Choice Hotels International Inc.	4,793	402,804
Darden Restaurants Inc.	17,466	1,325,669
Domino’s Pizza Inc.	5,252	2,030,476
Hilton Worldwide Holdings Inc.	37,426	2,808,821
Jack in the Box Inc.	2,952	242,389
Marriott International Inc./MD, Class A	37,208	3,118,961
McDonald’s Corp.	100,885	19,599,938
Royal Caribbean Cruises Ltd.	24,120	1,174,885
Starbucks Corp.	158,846	12,156,484
Vail Resorts Inc.	5,464	1,049,252

		44,560,724

Household Durables — 0.3%
Ethan Allen Interiors Inc.	3,300	39,072
Garmin Ltd.	19,418	1,914,421
La-Z-Boy Inc.	6,007	170,959
Meritage Homes Corp.(a)	5,015	497,388
Mohawk Industries Inc.(a)	8,249	658,683
Newell Brands Inc.	54,301	890,536
Whirlpool Corp.	8,527	1,390,924

		5,561,983

Household Products — 3.1%
Clorox Co. (The)	16,896	3,996,073
Colgate-Palmolive Co.	110,021	8,493,621
Kimberly-Clark Corp.	46,254	7,032,458
Procter & Gamble Co. (The)	334,208	43,821,353

		63,343,505

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	90,144	1,372,893
Ormat Technologies Inc.	5,352	318,444

		1,691,337

Security	Shares	Value

Industrial Conglomerates — 0.9%
3M Co.	77,898	$11,721,312
Roper Technologies Inc.	14,369	6,213,874

		17,935,186

Insurance — 2.3%
Allstate Corp. (The)	42,828	4,042,535
Arthur J Gallagher & Co.	25,563	2,747,767
Chubb Ltd.	61,158	7,781,744
Hartford Financial Services Group Inc. (The)	48,646	2,058,699
Lincoln National Corp.	26,525	988,587
Loews Corp.	35,164	1,280,321
Marsh & McLennan Companies Inc.	68,194	7,951,420
Principal Financial Group Inc.	37,299	1,582,596
Progressive Corp. (The)	79,211	7,155,922
Prudential Financial Inc.	53,587	3,395,808
Travelers Companies Inc. (The)	34,455	3,942,341
Willis Towers Watson PLC	17,375	3,648,924

		46,576,664

Interactive Media & Services — 9.9%
Alphabet Inc., Class A(a)	40,590	60,395,890
Alphabet Inc., Class C, NVS(a)	41,530	61,587,329
Facebook Inc., Class A(a)	325,585	82,591,147

		204,574,366

Internet & Direct Marketing Retail — 0.4%
Booking Holdings Inc.(a)	5,565	9,249,753

IT Services — 7.7%
Accenture PLC, Class A	85,942	19,318,043
Automatic Data Processing Inc.	58,490	7,773,906
Cognizant Technology Solutions Corp., Class A	74,141	5,065,313
International Business Machines Corp.	120,233	14,781,445
Mastercard Inc., Class A	121,108	37,365,451
PayPal Holdings Inc.(a)	150,809	29,569,121
Visa Inc., Class A(b)	230,884	43,960,314
Western Union Co. (The)	56,094	1,361,962

		159,195,555

Leisure Products — 0.1%
Callaway Golf Co.	12,302	234,353
Hasbro Inc.	17,653	1,284,432
Mattel Inc.(a)	46,585	517,560

		2,036,345

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	41,975	4,043,452
Bio-Techne Corp.	5,210	1,433,583
IQVIA Holdings Inc.(a)	26,044	4,125,109
Mettler-Toledo International Inc.(a)	3,267	3,054,645
Waters Corp.(a)(b)	8,438	1,798,560

		14,455,349

Machinery — 2.6%
AGCO Corp.	8,787	576,691
Caterpillar Inc.	74,374	9,882,817
Cummins Inc.	20,291	3,921,439
Deere & Co.	40,324	7,109,524
Dover Corp.	19,599	2,017,325
Flowserve Corp.	17,210	479,643
Fortive Corp.	41,060	2,882,001
Graco Inc.	22,673	1,207,111
Illinois Tool Works Inc.	43,152	7,982,688
Lincoln Electric Holdings Inc.	7,727	698,444
Meritor Inc.(a)(b)	9,576	217,854

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Middleby Corp. (The)(a)	7,561	$628,017
PACCAR Inc.	46,766	3,978,851
Parker-Hannifin Corp.	17,321	3,099,073
Snap-on Inc.	7,050	1,028,383
Stanley Black & Decker Inc.	20,916	3,206,841
Tennant Co.	2,403	160,088
Timken Co. (The)	9,350	426,921
Westinghouse Air Brake Technologies Corp.	24,729	1,537,897
Xylem Inc./NY	24,466	1,785,529

		52,827,137

Media — 0.2%
Discovery Inc., Class A(a)(b)	21,193	447,172
Discovery Inc., Class C, NVS(a)	45,898	869,767
John Wiley & Sons Inc., Class A	6,033	204,096
New York Times Co. (The), Class A	19,070	879,890
Omnicom Group Inc.	29,445	1,582,080
Scholastic Corp., NVS	4,129	98,807

		4,081,812

Metals & Mining — 0.5%
Compass Minerals International Inc.	4,745	241,710
Newmont Corp.	109,293	7,563,076
Nucor Corp.	40,982	1,719,195
Schnitzer Steel Industries Inc., Class A	3,465	63,756

		9,587,737

Multi-Utilities — 0.9%
Avista Corp.	9,231	342,747
CenterPoint Energy Inc.	68,193	1,296,349
CMS Energy Corp.	38,543	2,473,690
Consolidated Edison Inc.	45,066	3,462,421
MDU Resources Group Inc.	26,789	562,033
NiSource Inc.	51,820	1,266,999
Sempra Energy	39,528	4,919,655
WEC Energy Group Inc.	42,624	4,060,362

		18,384,256

Multiline Retail — 0.0%
Kohl’s Corp.(b)	21,079	401,344
Nordstrom Inc.(b)	15,232	208,526

		609,870

Oil, Gas & Consumable Fuels — 1.4%
Apache Corp.	50,637	777,278
Cheniere Energy Inc.(a)	31,050	1,536,354
ConocoPhillips	146,315	5,470,718
Devon Energy Corp.	51,700	542,333
EQT Corp.	34,477	500,606
Hess Corp.	37,300	1,835,533
Marathon Oil Corp.	107,321	589,192
Marathon Petroleum Corp.	87,582	3,345,633
Noble Energy Inc.	66,364	662,976
Occidental Petroleum Corp.	121,294	1,909,168
ONEOK Inc.	59,452	1,659,305
Phillips 66	59,415	3,684,918
Pioneer Natural Resources Co.	22,499	2,180,603
Southwestern Energy Co.(a)	69,751	169,495
Valero Energy Corp.	55,264	3,107,495

		27,971,607

Paper & Forest Products — 0.0%
Domtar Corp.	7,943	166,724

Security	Shares	Value

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	30,085	$5,942,991

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	305,524	17,922,038
Jazz Pharmaceuticals PLC(a)	7,623	825,190
Merck & Co. Inc.	343,250	27,542,380
Zoetis Inc.	64,200	9,737,856

		56,027,464

Professional Services — 0.4%
ASGN Inc.(a)	7,084	484,971
Exponent Inc.	7,123	598,759
Heidrick & Struggles International Inc.	2,311	46,752
ICF International Inc.	2,484	167,943
IHS Markit Ltd.	51,297	4,141,207
Kelly Services Inc., Class A, NVS	4,467	66,156
ManpowerGroup Inc.	7,918	544,679
Resources Connection Inc.	4,603	52,014
Robert Half International Inc.	15,632	795,200
TransUnion	25,623	2,295,052
TrueBlue Inc.(a)	4,529	69,882

		9,262,615

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	45,452	1,991,252
Jones Lang LaSalle Inc.	6,927	685,149
Realogy Holdings Corp.	16,612	150,505

		2,826,906

Road & Rail — 1.6%
AMERCO	1,331	422,899
ArcBest Corp.	3,634	110,437
Avis Budget Group Inc.(a)	7,798	201,968
CSX Corp.	104,729	7,471,367
Kansas City Southern	13,055	2,243,502
Norfolk Southern Corp.	34,892	6,706,591
Ryder System Inc.	7,445	272,710
Union Pacific Corp.	93,419	16,194,184

		33,623,658

Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices Inc.(a)	158,454	12,269,093
Analog Devices Inc.	49,831	5,723,090
Applied Materials Inc.	124,279	7,994,868
Intel Corp.	578,830	27,627,556
Lam Research Corp.	19,696	7,428,544
Microchip Technology Inc.	32,331	3,289,033
NVIDIA Corp.	82,826	35,167,091
Skyworks Solutions Inc.	22,952	3,341,352
Texas Instruments Inc.	126,397	16,121,937

		118,962,564

Software — 15.7%
Adobe Inc.(a)	65,247	28,990,547
ANSYS Inc.(a)	11,616	3,607,930
Autodesk Inc.(a)	29,777	7,040,176
Cadence Design Systems Inc.(a)	37,825	4,132,381
Citrix Systems Inc.	15,782	2,253,038
Fortinet Inc.(a)	19,895	2,751,479
Intuit Inc.	35,230	10,793,415
Microsoft Corp.	977,902	200,479,689
NortonLifeLock Inc.	77,213	1,656,219
Oracle Corp.	303,878	16,850,035
Paycom Software Inc.(a)	6,790	1,930,872

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
salesforce.com Inc.(a)	114,038	$22,220,304
ServiceNow Inc.(a)	25,671	11,274,703
Splunk Inc.(a)(b)	21,068	4,420,488
Teradata Corp.(a)(b)	14,970	314,370
VMware Inc., Class A(a)	11,196	1,569,791
Workday Inc., Class A(a)	22,643	4,096,572

		324,382,009

Specialty Retail — 3.2%
AutoNation Inc.(a)	7,597	390,030
Best Buy Co. Inc.	31,625	3,149,534
Buckle Inc. (The)	4,261	68,304
CarMax Inc.(a)	22,182	2,150,988
Foot Locker Inc.	14,102	414,458
GameStop Corp., Class A(a)	8,056	32,305
Gap Inc. (The)	30,822	412,090
Home Depot Inc. (The)	147,628	39,193,758
Lowe’s Companies Inc.	103,734	15,447,030
ODP Corp. (The)	7,044	155,461
Signet Jewelers Ltd.	7,208	77,414
Tiffany & Co.	14,703	1,843,168
Tractor Supply Co.	15,926	2,273,277
Ulta Beauty Inc.(a)	7,373	1,422,915

		67,030,732

Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(a)	32,813	1,963,202
Hewlett Packard Enterprise Co.	175,588	1,733,053
HP Inc.	193,408	3,400,113
Xerox Holdings Corp.(a)	24,566	409,024

		7,505,392

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	19,269	288,650
Columbia Sportswear Co.	4,035	306,014
Deckers Outdoor Corp.(a)	3,785	792,011
Hanesbrands Inc.	49,165	694,701
Nike Inc., Class B	168,132	16,411,365
PVH Corp.	9,626	468,401
Under Armour Inc., Class A(a)	26,372	277,433
Under Armour Inc., Class C, NVS(a)	27,040	256,610
VF Corp.	45,553	2,749,579
Wolverine World Wide Inc.	11,221	269,753

		22,514,517

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	63,011	663,506

Trading Companies & Distributors — 0.4%
Air Lease Corp.	14,830	388,843

Security	Shares	Value

Trading Companies & Distributors (continued)
Applied Industrial Technologies Inc.	5,096	$321,659
Fastenal Co.	77,502	3,645,694
H&E Equipment Services Inc.	4,442	78,135
HD Supply Holdings Inc.(a)	22,019	772,867
United Rentals Inc.(a)	10,097	1,568,771
WW Grainger Inc.	6,195	2,115,778

		8,891,747

Water Utilities — 0.2%
American Water Works Co. Inc.	24,422	3,596,628
Essential Utilities Inc.	29,954	1,358,414

		4,955,042

Total Common Stocks — 99.7% (Cost: $1,575,254,603)		2,057,559,182

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp., (Expires 08/03/27)(a)	14,889	83,381

Total Warrants — 0.0% (Cost: $0)		83,381

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	11,503,167	11,515,820
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	5,010,000	5,010,000

		16,525,820

Total Short-Term Investments — 0.8% (Cost: $16,522,821)		16,525,820

Total Investments in Securities — 100.5% (Cost: $1,591,777,424)		2,074,168,383

Other Assets, Less Liabilities — (0.5)%		(9,332,113)

Net Assets — 100.0%		$2,064,836,270

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® MSCI KLD 400 Social ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$17,130,304	$—		$(5,612,754	)(a)	$21,414	$(23,144)	$11,515,820	11,503,167	$37,331	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,660,000	2,350,000	(a)	—		—	—	5,010,000	5,010,000	1,202		—
BlackRock Inc.	7,853,412	2,961,188		(387,083)		71,385	1,361,254	11,860,156	20,626	73,653		—

						$92,799	$1,338,110	$28,385,976		$112,186		$—

(a) Represents net amount purchased (sold).

(b) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	46	09/18/20	$7,506	$347,106

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,057,559,182	$—	$—	$2,057,559,182
Warrants	83,381	—	—	83,381
Money Market Funds	16,525,820	—	—	16,525,820

	$2,074,168,383	$—	$—	$2,074,168,383

Derivative financial instruments(a)
Assets
Futures Contracts	$347,106	$—	$—	$347,106

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

6